Long-term Debt (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Schedule of Capitalization, Long-term Debt [Line Items]
2015	$ 45,722
2016	18,163
2017	11,834
2018	13,551
2019	8,758
Long Term Debt	$ 98,028